Weighted average basic and diluted number of common shares outstanding (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Basic weighted average number of shares	43,019,794	40,137,013	42,424,147	39,862,124
Effect of dilutive stock options and warrants
Diluted weighted average number of shares	43,019,794	40,137,013	42,424,147	39,862,124
Stock option [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Anti-dilutive stock	3,119,993	2,316,264	3,119,993	2,316,264
Warrant [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Anti-dilutive stock	4,091,623	5,859,843	4,091,623	5,859,843